Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of accounts receivable, net [Abstract]
Accounts receivable	$ 8,097,742
Allowance for uncollectible accounts receivable	(400,759)
Accounts receivable, net	$ 7,696,983